LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of supplemental information related to operating leases

	Years Ended December 31,
	2023	2024
Lease cost:
Operating fixed lease cost	4,217	4,166
Finance lease cost
— Amortization of ROU assets	87	91
— Interest on lease liabilities	114	129
Operating variable lease cost	110	290
Total lease cost	4,528	4,676

Other information:
Weighted average remaining lease term
Operating leases	13 years	14 years
Finance leases	27 years	27 years
Weighted average discount rate
Operating leases	6.27%	5.97%
Finance leases	4.29%	4.30%

Schedule of maturities of operating and finance lease liabilities

As of December 31, 2024, the maturities of lease liabilities, excluding lease liabilities classified in liabilities held for sale (Note 8), in accordance with ASC 842 in each of the next five years and thereafter are as follows:

	Total Operating	Total Finance
Year Ending December 31,	Leases	Leases
2025	4,028	171
2026	3,845	174
2027	3,746	177
2028	3,565	180
2029	3,358	181
Thereafter	21,480	4,086

Total minimum lease payments	40,022	4,969

Less: amount representing interest	12,896	2,076

Present value of minimum lease payments	27,126	2,893

As of December 31, 2023, the maturities of lease liabilities, excluding lease liabilities classified in liabilities held for sale (Note 8), in accordance with ASC 842 in each of the next five years and thereafter were as follows:

	Total Operating	Total Finance
Year Ending December 31,	Leases	Leases
2024	4,073	155
2025	3,981	159
2026	3,788	161
2027	3,615	165
2028	3,384	168
Thereafter	22,282	4,056

Total minimum lease payments	41,123	4,864

Less: amount representing interest	13,299	2,122

Present value of minimum lease payments	27,824	2,742

Schedule of supplemental cash flow information related to leases

	Years Ended December, 31
	2023	2024
Cash paid for amounts included in the measurement of operating lease liabilities	4,440	4,212
Cash paid for amounts included in the measurement of finance lease liabilities	68	109
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	343	2,076
Non-cash right-of-use assets obtained in exchange for finance lease liabilities, net of reassessment of finance lease payments	361	78